Income Taxes (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (2,244,302)	$ (3,755,493)
Foreign	(111,001)	(1,193,040)
Loss before income taxes	$ (2,355,303)	$ (4,948,533)